EQUITY	12 Months Ended
Dec. 31, 2011
EQUITY [Abstract]
EQUITY
NOTE 16:-	EQUITY

a.	Share capital:

	1.	Ordinary shares confer upon their holders voting rights, the right to receive dividends and the right to share in equity upon liquidation of the Company.

	2.	Certain of the Company's officers, directors and major shareholders that hold ordinary shares have the right to require the Company, on not more than one occasion, to file a registration statement on the appropriate form under the Securities Act in order to register the resale of their ordinary shares.

3.
On November 11, 2008, the Company's board of directors adopted a shareholder rights plan. The shareholder rights plan is designed to protect against any potential future use of coercive or abusive takeover techniques designed to gain control of the Company and its capital without full and fair value being paid to all of the Company's shareholders. The shareholder rights plan was adopted following evaluation and consultation with outside advisors in consideration of the Company's current low valuation and strong cash position.

In connection with the adoption of the shareholder rights plan, the Company's board of directors declared a dividend of one right for each ordinary share of the Company held by shareholders of record as of the close of business on November 9, 2008. Initially, these rights will not be exercisable and will trade with the ordinary shares of the Company. Under the plan, these rights will generally be exercisable only if a person or group acquires beneficial ownership of 15% or more of the Company's ordinary shares or commences a tender or exchange offer for 15% or more of the Company's ordinary shares, except if such person or group has become an "Acquiring Person" pursuant to an offer approved by the majority of the board of directors.

If a person or group acquires beneficial ownership of 15% or more of the Company's ordinary shares (except if such person or group has become an "Acquiring Person" pursuant to an offer approved by the majority of the board of directors), each right will generally entitle the holder, other than the acquiring person or group, to acquire, for the exercise price of $ 0.01 per share (subject to adjustment as provided in the plan), one and a quarter ordinary shares of the Company. In addition, if, after a person acquires such ownership, the Company engages in a merger in which it is not the survivor or its ordinary shares are changed or exchanged, or sells or transfers more than 50 percent of its assets or earning power, each right will generally entitle the holder, other than the acquiring person or group, to acquire, for the exercise price of $ 0.01 per share (subject to adjustment as provided in the plan), one and a quarter times the shares of the acquiring company to which each of the shareholders of the Company is entitled to for each ordinary share.

The Company's board of directors may redeem the rights at a price of $ 0.0001 per right at any time up to ten days after a person or group acquires beneficial ownership of 15% or more of the Company's ordinary shares. The rights plan originally was in effect until November 9, 2009 and was amended and extended during 2009 to be in effect until November 30, 2010 and once again extended on December 30, 2010 by the Company's board of directors to be in effect until December 30, 2011.

Shareholders are not required to take any actions to receive the rights distribution. Until the rights become exercisable, outstanding share certificates will represent both ordinary shares of the Company and the rights.

Citing the Company's sustained growth, financial strength and the dissatisfaction of its shareholders to the continuation of the shareholder rights plan, Syneron's Board of Directors decided that the protection offered by the shareholder rights plan was no longer warranted.  The plan was terminated effective May 31, 2011.

b.	Syneron's option plan:

In 2004, Syneron adopted the 2004 Israel Stock Option Plan (for Israeli residents) and the 2004 Incentive Stock Option Plan (for the United States, Canada and the rest of the world) (collectively "the 2004 Plans"). The number of options approved under the 2004 Plans was 2,000,000 options, increasing annually according to the evergreen provision included in each of the 2004 Plans. The evergreen provision calls for the annual increase by the lesser of 2,000,000 options or 3% of the share capital, provided however that the Board of Directors may at its sole discretion decrease, at any given year, the increase of the number of options to whatever number it sees fit.

As of December 31, 2011, options to purchase 3,707,077 ordinary shares were available for grant under the 2004 plan.

Under the 2004 Plans, options are granted to employees, officers, directors and consultants at an exercise price equal to at least the fair market value at the date of grant and are granted for periods not to exceed seven years. Options granted under the 2004 Plans generally vest over a period of three to four years of employment. Any options that are cancelled or forfeited before expiration become available for future grants. In addition to granting stock options during 2006, the Company started to routinely grant Restricted Stock Units ("RSUs") under the 2004 Plans. RSUs usually vest over a period of employment of up to four years. Upon vesting, the RSU beneficiary is entitled to receive a share per one RSU for no consideration ($ 0.01 per share). RSUs that are cancelled or forfeited become available for future grants.

c.	Candela's option plan:

In January 2010, upon the consummation of the merger agreement with Candela (see also Note 1i), the Company assumed Candela's Third Amended and Restated 1998 Candela Corporation Stock Option Plan (the "1998 Plan"), Candela's 2008 Candela Corporation Stock Plan (the "2008 Plan") and each of the following options to purchase Candela's common stock, stock appreciation rights or similar rights granted on Candela's common stock that were outstanding at such time, whether vested or unvested ("Candela Awards"):

1.	Candela Awards with an exercise or strike price less than or equal to $ 3.16, which is the product of (x) the price per Company's ordinary share on Nasdaq immediately prior to the effective time of the merger, which was $ 10.86, and (y) the exchange ratio of the Company's ordinary share for each share of Candela's common stock, which was 0.2911; and

2.	All Candela Awards subject to, and in accordance with the existing terms of, Candela's executive retention agreements.

All such options and stock appreciation rights became fully vested and continued in effect in all material respects on the same terms and conditions as in effect immediately prior to the effective time of the merger.

As of December 31, 2011, there were 625,824 outstanding options and stock appreciation rights ("SARs"), granted under the 1998 Plan and the 2008 Plan, or Candela Plans.

Options and SARs granted under the 1998 Plan become exercisable on the date of grant or vest over a period of time, as specified by the committee established by Candela's board of directors, and expire ten years from the date of the grant. Upon exercise of a SAR, only the net number of ordinary shares issued in connection with such exercise shall be deemed "issued" for this purpose. The SARs granted to employees under the 1998 Plan vest over one to four years, while the SARs granted to directors vest over two years. Under the 1998 Plan, there were 467,127 outstanding options and SARs at December 31, 2011. The 1998 Plan expired pursuant to its terms on September 18, 2008. As such, there were no options or SARs available for grant under the 1998 plan at December 31, 2011.

On October 27, 2008, the board of directors of Candela adopted the 2008 Plan. The 2008 Plan was approved by Candela's stockholders on December 12, 2008. Under the 2008 Plan, Candela was permitted to grant incentive stock options, non-qualified stock options, SARs, restricted stock awards and RSUs (collectively, "Stock Rights"). The SARs granted to employees under the 2008 Plan vest over one to two years. Under the 2008 Plan, incentive stock options were granted to employees of Candela and non-qualified options, SARs, restricted stock and RSUs were granted to employees, officers, directors and consultants of Candela. Following the merger with Candela, Candela's board of directors administers the 2008 Plan.

Under the 2008 Plan, there were 158,697 outstanding options and SARs at December 31, 2011.

Each option or SAR granted under this plan, expires on the date specified by the compensation committee of Candela, but not more than (i) ten years from the date of grant in the case of options and SARs generally, and (ii) five years from the date of grant in the case of incentive stock options granted to an employee possessing more than ten percent of the total combined voting power of all classes of stock of Candela. Options and SARs are subject to early termination in certain circumstances. The 2008 Plan shall automatically expire on October 27, 2018, except as to options and SARs outstanding on that date.

Stock options provide the holder with the right to purchase common stock. The exercise price per share of "incentive stock options" within the meaning of Section 422 of the U.S Internal Revenue Code of 1986, as amended, may not be less than the fair market value per share of common stock on the date of grant.

SARs provide the holder the right to receive an amount, payable in stock, cash or in any combination of these, as specified by a Committee established by the Board of Directors, equal to the excess of the market value of Candela's common shares on the date of exercise over the grant price at the time of the grant. The grant price of a SAR may not be less than the fair market value per share of common stock on the date of grant, provided that the grant price of SARs granted in tandem with stock options shall equal the exercise price of the related stock option.

d.	Syneron Beauty option plan:

On June 17, 2011, the Board of Directors of Syneron Beauty adopted the 2011 Equity Incentive Plan pursuant to which employees, directors, and consultants may receive stock options exercisable into either shares of Syneron Beauty or shares of the Company, if certain conditions are met. The terms of the options granted under the plan, including vesting provisions, shall be determined by the administrator of the plan. The exercise price of each option shall generally be the fair market value on the date of the grant as determined by an independent valuation. All options shall expire 10 years from the date of grant. In addition, holders of Syneron Beauty options may elect to receive, upon exercise of the options, shares of the Company rather than shares of Syneron Beauty, subject to the approval of the administrator of the Plan, so long as there has been no initial public offering of Syneron Beauty and so long as Syneron Beauty remains wholly-owned by the Company (except for any underlying shares granted or to be issued upon exercise of options granted in accordance with the Plan). The election may be made for all or a portion of the options which have vested and are exercisable on the date of the election. Upon such election, the number of shares of the Company to be issued will be calculated based on the then-current fair market value of the underlying shares of Syneron Beauty subject to election (minus the applicable exercise price) divided by the average of the closing price of the Company's shares during the 30 trading days immediately preceding the date of such election. In addition, the administrator of the Plan shall not approve any election to receive shares of the Company unless the Company's shares are listed on an established stock exchange or national market system. As of March 13, 2012, there were 8,200 options granted under the plan and 4,300 shares available or reserved for future issuance under the plan.

e.	The following is a summary of activities relating to the Company's stock options and SAR's granted to employees and directors among the Company's various plans during the year ended December 31, 2011:

		Weighted
		average	Aggregate
	Number	Exercise	intrinsic
	of options	price	value

Outstanding at beginning of year	3,636,786	$13.57	-

Granted	1,068,297	$11.10	-

Exercised	(606,219)	$7.41	-

Forfeited	(631,400)	$16.53	-

Outstanding at end of year	3,467,464	$13.35	5,911

Exercisable options at end of year	1,958,903	$15.50	4,128

Vested and expected to vest	3,303,817	$13.47	5,742

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2011 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included below represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company's ordinary shares.

The following table summarizes the RSAs activity for the year ended December 31, 2011:

		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2011	126,230	$10.12
Granted	2,192	$9.16
Vested	(87,233)	$10.30
Forfeited	(11,631)	$10.18

Non-vested at December 31	29,558	$9.53

The fair value of nonvested RSUs is determined based on the closing trading price of the Company's shares on the grant date. The weighted-average grant-date fair value of RSUs granted during the years 2011 and 2010, was $9.16, and, $10.27, respectively there were no RSUs granted during 2009).

The total fair value of RSU's vested during the year ended December 31, 2011 was $899.

Aggregate intrinsic value, at the date of exercise, of options, SAR's and RSU's that were exercised during the years ended on December 31, 2011, 2010 and 2009 was $ 4,001, $ 2,049 and $ 667, respectively.

The options and SAR's outstanding as of December 31, 2011, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.41	107,484	7.05	$1.41	107,484	7.05	$1.41
$4.81	51,952	7.63	$4.81	51,952	7.63	$4.81
$7.25-11.31	2,046,479	5.16	$8.89	1,075,051	4.63	$8.53
$12.09-14.74	680,895	6.44	$13.17	143,762	6.11	$14.48
$16.05-52.67	580,654	2.57	$32.24	580,654	2.57	$32.24

$1.41-52.67	3,467,464	5.07	$13.35	1,958,903	4.34	$15.50

The weighted average fair values of options granted (including those granted to non-employees but excluding RSUs) during the years ended December 31, 2011, 2010 and 2009 were:

	Year ended December 31,
	2011	2010	2009

Weighted average exercise prices	$11.09	$10.51	$7.28

Weighted average fair value on grant date	$4.97	$5.40	$3.82

	Year ended December 31,
	2011	2010	2009

Volatility	52%	57%	65%
Risk-free interest rate	2.07%	2.76%	2.43%
Dividend yield	0%	0%	0%
Post-vesting cancellation rate *)	7%	7%	5%
Suboptimal exercise factor **)	2.5	2.8	2
Expected life (in years)	5.53	5.30	5.10

*)	The post-vest cancellation rate was calculated on a monthly basis and is presented on an annual basis.
**)	The ratio of the stock price to strike price at the time of exercise of the option.

The Company used volatility data of comparable companies with similar characteristics to the Company for calculating volatility in accordance with ASC 718. The computation of historical volatility was derived from the comparable companies' historical volatility for similar contractual terms.

The risk-free interest rate assumption is based on observed interest rates appropriate for the term of the Company's employee stock options.

The Company is required to assume a dividend yield as an input in the binomial model. The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts and may be subject to substantial change in the future.

The expected life of employee stock options represents the weighted average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of employee stock options is impacted by all of the underlying assumptions used in the Company's model.

The binomial model assumes that employees' exercise behavior is a function of the option's remaining contractual life and the extent to which the option is in-the-money (i.e., the average stock price during the period is above the strike price of the stock option). The binomial model estimates the probability of exercise as a function of these two variables based on the history of exercises and factors in also the post-vesting termination rate of employees, as termination triggers the truncation of employee awards shortly thereafter.

As equity-based compensation expense recognized in the consolidated statement of operations is based on awards ultimately expected to vest, it should be reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The total equity-based compensation expense recognized for the years ended December 31, 2011, 2010 and 2009, was comprised as follows:

	Year ended December 31,
	2011	2010	2009

Cost of goods sold	$40	$28	$28
Research and development	726	808	528
Sales and marketing	1,058	809	1,421
General and administrative	1,576	1,551	2,287

Total equity-based compensation expense before taxes	$3,400	$3,196	$4,264

As of December 31, 2011, there was $ 6,840 of total unrecognized stock-based compensation cost related to non-vested stock-based compensation granted under the Company's stock option plans. That cost is expected to be recognized over a weighted average period of 1.86 years.

f.	Dividends:

The Company has never paid cash dividends to shareholders. The Company intends to retain future earnings for use in its business and does not anticipate paying cash dividends on its shares in the foreseeable future. Any future dividend policy will be determined by the Board of Directors and will be based upon conditions then existing, including results of operations, financial condition, current and anticipated cash needs, contractual restrictions, potential tax implication and other conditions as the Board of Directors may deem relevant. In the event that cash dividends are declared in the future, such dividends will be paid in U.S. dollars subject to any statutory limitations.